Capital stock - Additional Information (Details)						3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 18, 2020 CAD ($)	Sep. 02, 2020 CAD ($)	Aug. 27, 2020 CAD ($) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 18, 2020 CAD ($) shares	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2022 CAD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($) shares	Aug. 25, 2022 shares	Feb. 01, 2022 shares	Jan. 31, 2022 shares	Jan. 12, 2022 shares	Jun. 03, 2021 $ / shares shares	Jun. 03, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Dec. 22, 2020 CAD ($) shares	Aug. 27, 2020 $ / shares	Aug. 02, 2020 shares
Disclosure of classes of share capital [line items]
Shares Issued | shares												53,445			2,703				284,495	284,495	30,000	30,000
Total consideration													$ 2,025,000	$ 1,898,645
Transaction costs							$ 101,942		$ 285,832	$ 774,759	$ 0	$ 0	0	320,230
Professional fees						$ 1,234,357		$ 571,452	$ 2,814,576		$ 2,452,900	$ 3,590,816	1,633,477	671,788
Price per share | (per share)																			$ 10.09	$ 12.21	$ 15.07	$ 19.13
Issuance of shares, net of transaction costs paid													2,025,000	$ 1,898,645
Ipo [Member]
Disclosure of classes of share capital [line items]
Total consideration			$ 33,430,239	$ 25,287,624
Transaction costs													$ 3,328,687
Professional fees			$ 502,857	$ 380,376
Number of shares issued during the period | shares			2,760,000	2,760,000
Price per share | (per share)				$ 10.00																				$ 13.22
Issuance of shares, net of transaction costs paid			$ 33,430,239	$ 25,287,624
Cash commission paid to the underwriter			2,554,104	$ 1,932,000
Professional fees previously recorded in prepaids			$ 271,726
Board of directors
Disclosure of classes of share capital [line items]
Shares Issued | shares					45,351							3,067				5,435	6,479	25,000					69,650		547,297
Total consideration	$ 167,799	$ 2,025,000
Transaction costs					$ 58,730
Professional fees					$ 109,069
Issuance of shares, net of transaction costs paid	$ 167,799	$ 2,025,000
Amount of conversion of advances from related parties												$ 39,200											$ 898,489
Class A common stock
Disclosure of classes of share capital [line items]
Pre Consolidation Of Voting Common Shares | shares														3.7
Post Consolidation Of Voting Common Shares | shares														1